Schedule of Inventories (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 106,088	$ 121,994
Work in process	49,144
Finished goods	30,572
Total	$ 185,804	$ 121,994